Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Tax
The provision for income tax was as follows:

Expense (recovery)	2025	2024	2023
Current corporate income tax – North America (1)	$2,193	$1,654	$1,853
Current corporate income tax – North Sea	(124)	(41)	(6)
Current corporate income tax – Offshore Africa	16	57	73
Current PRT (2) – North Sea	(184)	(134)	(58)
Other taxes	10	(5)	17
Current income tax	1,911	1,531	1,879
Deferred corporate income tax	887	520	267
Deferred PRT (2) – North Sea	(377)	(98)	(214)
Deferred income tax	510	422	53
Income tax	$2,421	$1,953	$1,932
(1)Includes North America Exploration and Production, Oil Sands Mining and Upgrading, and Midstream and Refining segments.
(2)Petroleum Revenue Tax.

Schedule of Provision for Income Tax Reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2025	2024	2023
Canadian statutory income tax rate	23.1%	23.2%	23.3%
Income tax provision at statutory rate	$3,064	$1,870	$2,364
Effect on income taxes of:
UK PRT and other taxes	(551)	(237)	(255)
Impact of UK PRT and other taxes on corporate income tax	225	95	105
Foreign and domestic tax rate differentials	(94)	(112)	(104)
Non-taxable portion of capital losses (gains)	(93)	114	(35)
Stock options exercised for common shares	25	41	91
Revisions arising from prior year tax filings	1	43	(174)
Change in unrecognized capital loss carryforward asset	(93)	114	(35)
Other	(63)	25	(25)
Income tax	$2,421	$1,953	$1,932

Summary of Major Temporary Differences, Movements in Deferred Tax Assets and Liabilities, and Net Deferred Income Tax Liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2025	2024
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$13,620	$12,647
Lease assets	754	316
Investment in North West Redwater Partnership	880	908
Taxable PRT for corporate income tax	457	336
Other	161	92
	15,872	14,299
Deferred income tax assets
Asset retirement obligations	(2,580)	(2,437)
Lease liabilities	(777)	(332)
Share-based compensation	(29)	(35)
Loss carryforwards	(4)	(36)
Unrealized foreign exchange loss on long-term debt	(52)	(125)
Deferred PRT	(1,126)	(795)
Other	(15)	—
	(4,583)	(3,760)
Net deferred income tax liability	$11,289	$10,539
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2025	2024	2023
Property, plant and equipment and exploration and evaluation assets	$667	$443	$196
Lease assets	62	(22)	1
Unrealized foreign exchange on long-term debt	73	(86)	28
Unrealized risk management activities	(14)	(1)	—
Asset retirement obligations	(73)	(279)	(292)
Lease liabilities	(67)	26	(3)
Share-based compensation	6	(4)	2
Loss carryforwards	47	381	235
Investments	—	(54)	(2)
Investment in North West Redwater Partnership	(28)	4	1
Deferred PRT	139	58	86
Taxable PRT for corporate income tax	(377)	(98)	(214)
Other	75	54	15
	$510	$422	$53
The following table summarizes the movements of the net deferred income tax liability during the year:

	2025	2024	2023
Balance – beginning of year	$10,539	$10,183	$10,114
Deferred income tax expense	510	422	53
Foreign exchange adjustments	52	(66)	16
Acquisitions (note 6)	188	—	—
Balance – end of year	$11,289	$10,539	$10,183